JOHN H. LIVELY, Managing Partner
john.lively@practus.com
11300 Tomahawk Creek Pkwy., Suite 310
Leawood, KS 66211
(913) 660-0778

May 27, 2026 U.S. Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on May 22, 2026 (Accession No. 0001771146-26-001033) for the Porter & Company Property & Casualty Index ETF, Porter & Company Capital Efficiency Index ETF, Porter & Company Lindy Effect Index ETF and Porter & Company Porter Portfolio Index ETF, each a portfolio series of the Trust.
If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.
Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP